UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:17
Form 13F Information Table Value Total:  $ 150,526


						(thousands)
List of Other Included Managers:
  None

    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 7,479 	1044532	SH		SOLE		1044532
BANNER CORPORATION	COM	06652V109	 19,622 	1534140	SH		SOLE		1534140
CITIZENS REPUBLIC BANCORP INC	COM	174420109	 18,780 	2713834	SH		SOLE		2713834
COBIZ FINANCIAL INC	COM	190897108	 12,812 	2866151	SH		SOLE		2866151
COMPUCREDIT CORP	COM	20478T107	 4,619 	1655631	SH		SOLE		1655631
FIRST MERCHANTS CORP	COM	320817109	 3,433 	487013	SH		SOLE		487013
MERCANTILE BANK CORP	COM	587376104	 6,572 	843666	SH		SOLE		843666
NEWSTAR FINANCIAL INC	COM	65251F105	 19,630 	2101678	SH		SOLE		2101678
PRIMUS GUARANTY LTD	COM	G72457107	 27,791 	5273372	SH		SOLE		5273372
SEACOAST BANKING CORP INC	COM	811707306	 2,120 	1442000	SH		SOLE		1442000
STERLING FINANCIAL CORP	COM	859319105	 4,674 	377528	SH		SOLE		377528
SUN BANCORP INC	COM	86663B102	 1,829 	690356	SH		SOLE		690356
SYNOVUS FINANCIAL CORP	COM	87161C105	 3,551 	3318548	SH		SOLE		3318548
TAYLOR CAPITAL GROUP INC	COM	876851106	 12,995 	2024183	SH		SOLE		2024183
TENNESSEE COMMERCE BANCORP	COM	88043P108	 1,122 	1219456	SH		SOLE		1219456
TREE COM INC	COM	894675107	 2,145 	428982	SH		SOLE		428982
WESTERN ALLIANCE BANCORP	COM	957638109	 1,352 	246829	SH		SOLE		246829